Not FDIC Insured May Lose Value No Bank Guarantee
TLEMF-Q1PH

Schedule of Investments
(unaudited)
Templeton Emerging Markets Fund 2
Notes to Schedule of Investments 6

Templeton Emerging Markets Fund
Schedule of Investments (unaudited), November 30, 2024
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 92.5%
Brazil 1.7%
a
Hypera SA ..................... Pharmaceuticals 143,999 $ 463,579
a
Oncoclinicas do Brasil Servicos Medicos
SA .......................... Health Care Providers & Services 723,907 258,676
TOTVS SA ..................... Software 177,548 805,588
Vale SA ........................ Metals & Mining 231,595 2,278,690
3,806,533
Cambodia 0.1%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 743,786 294,630
Chile 0.9%
Banco Santander Chile , ADR ....... Banks 103,137 1,956,509
China 22.7%
Alibaba Group Holding Ltd. ......... Broadline Retail 779,118 8,508,940
Alibaba Group Holding Ltd. , ADR .... Broadline Retail 4,330 378,312
a
Baidu, Inc. , A .................... Interactive Media & Services 237,340 2,519,623
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd. , A ........... Construction Materials 183,175 347,229
b
Budweiser Brewing Co. APAC Ltd. ,
144A , Reg S .................. Beverages 2,856,802 2,736,265
China Merchants Bank Co. Ltd. , H .... Banks 769,204 3,525,728
China Resources Building Materials
Technology Holdings Ltd. ......... Construction Materials 174,714 40,290
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 1,169,704 680,912
a,c
Daqo New Energy Corp. , ADR ...... Semiconductors & Semiconductor Equipment 48,253 966,508
b
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 732,186 368,482
Haier Smart Home Co. Ltd. , D ....... Household Durables 710,943 1,318,512
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 517,239 641,797
JD.com, Inc. , A .................. Broadline Retail 11,101 207,511
a,b
Kuaishou Technology , 144A , Reg S ... Interactive Media & Services 358,478 2,247,514
NetEase, Inc. ................... Entertainment 101,085 1,759,818
Ping An Insurance Group Co. of China
Ltd. , H ....................... Insurance 441,337 2,566,720
Prosus NV ..................... Broadline Retail 230,610 9,394,524
Tencent Holdings Ltd. ............. Interactive Media & Services 161,660 8,348,650
Uni-President China Holdings Ltd. .... Food Products 2,231,996 1,973,796
Weichai Power Co. Ltd. , H ......... Machinery 877,129 1,216,279
Weifu High-Technology Group Co. Ltd. ,
B ........................... Automobile Components 269,612 425,557
a,b,c
Wuxi Biologics Cayman, Inc. , 144A , Reg
S ........................... Life Sciences Tools & Services 636,896 1,228,274
51,401,241
Hong Kong 2.1%
Techtronic Industries Co. Ltd. ....... Machinery 331,096 4,712,530
Hungary 1.1%
Richter Gedeon Nyrt. ............. Pharmaceuticals 94,148 2,504,273
India 13.2%
ACC Ltd. ....................... Construction Materials 44,570 1,175,747
Bajaj Holdings & Investment Ltd. ..... Financial Services 14,856 1,843,093
Federal Bank Ltd. ................ Banks 789,600 1,974,945
HDFC Bank Ltd. ................. Banks 297,704 6,352,929
ICICI Bank Ltd. .................. Banks 805,813 12,397,987
Infosys Ltd. ..................... IT Services 117,782 2,597,643

Templeton Emerging Markets Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
a
Niva Bupa Health Insurance Co. Ltd. .. Insurance 675,800 $ 602,968
a
ReNew Energy Global plc , A ........ Independent Power and Renewable Electricity
Producers 90,565 546,107
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 707,911 2,355,852
29,847,271
Indonesia 0.5%
Astra International Tbk. PT ......... Industrial Conglomerates 3,802,090 1,224,901
Italy 0.2%
a,b,c
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 27,114 444,677
Mexico 2.0%
Grupo Financiero Banorte SAB de CV ,
O ........................... Banks 654,192 4,388,897
a,b,c
Nemak SAB de CV , 144A , Reg S .... Automobile Components 1,497,103 133,535
4,522,432
Peru 0.4%
Intercorp Financial Services, Inc. ..... Banks 35,551 986,540
Philippines 0.4%
BDO Unibank, Inc. ............... Banks 373,532 985,429
Russia 0.0%
d
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 86,387 —
d
Sberbank of Russia PJSC .......... Banks 1,014,728 —
—
South Africa 2.4%
Discovery Ltd. ................... Insurance 337,900 3,634,760
Netcare Ltd. .................... Health Care Providers & Services 2,265,313 1,860,911
5,495,671
South Korea 17.8%
Doosan Bobcat, Inc. .............. Machinery 69,301 1,941,050
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 42,245 1,232,785
Hyundai Motor Co. ............... Automobiles 13,165 2,074,992
KT Skylife Co. Ltd. ............... Media 45,931 158,965
LG Corp. ....................... Industrial Conglomerates 67,408 3,633,657
a
LigaChem Biosciences, Inc. ........ Life Sciences Tools & Services 4,907 338,140
NAVER Corp. ................... Interactive Media & Services 46,735 6,956,776
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 219,088 8,615,247
Samsung Life Insurance Co. Ltd. ..... Insurance 70,584 5,437,782
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 12,837 2,349,317
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 55,214 6,446,418
Soulbrain Co. Ltd. ................ Chemicals 7,421 964,510
40,149,639
Taiwan 19.2%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 924,810 5,631,805
Lite-On Technology Corp. .......... Technology Hardware, Storage & Peripherals 243,961 787,057
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 153,213 6,015,791
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 966,411 30,113,905

Templeton Emerging Markets Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 48,310 $ 771,524
43,320,082
Thailand 3.0%
Kasikornbank PCL ............... Banks 773,598 3,398,866
Kiatnakin Phatra Bank PCL ......... Banks 534,625 780,183
Minor International PCL ............ Hotels, Restaurants & Leisure 1,468,547 1,148,105
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 3,027,937 601,665
Thai Beverage PCL ............... Beverages 2,211,443 934,106
6,862,925
United Arab Emirates 0.9%
Emirates Central Cooling Systems Corp. Water Utilities 2,575,570 1,283,480
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 1,578,660 666,183
1,949,663
United States 3.9%
Cognizant Technology Solutions Corp. ,
A ........................... IT Services 44,865 3,611,184
Genpact Ltd. .................... Professional Services 112,752 5,204,632
8,815,816
Total Common Stocks (Cost $ 155,232,209 ) .....................................
209,280,762
a
Preferred Stocks 5.3%
Brazil 5.3%
Banco Bradesco SA , ADR .......... Banks 1,278,669 2,723,565
e
Itau Unibanco Holding SA , ADR , 3.7% . Banks 710,707 3,809,390
e
Petroleo Brasileiro SA , 5.71% ....... Oil, Gas & Consumable Fuels 838,976 5,463,216
11,996,171
Total Preferred Stocks (Cost $ 12,193,787 ) ......................................
11,996,171
a a a a a
Escrows and Litigation Trusts 0.0%
a,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 38,214 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 167,425,996 ) ...............................
221,276,933

Templeton Emerging Markets Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 8 .
Short Term Investments 5.6%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 5.6%
United States 5.6%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio , 4.369% ......... 12,586,502 $ 12,586,502
Total Money Market Funds (Cost $ 12,586,502 ) ..................................
12,586,502
a a a a a
Total Short Term Investments (Cost $ 12,586,502 ) ................................
12,586,502
a a a
Total Investments (Cost $ 180,012,498 ) 103.4% ..................................
$233,863,435
Credit Facility (2.2) % .........................................................
(5,000,000)
Other Assets, less Liabilities (1.2) % ...........................................
(2,687,115)
Net Assets 100.0% ...........................................................
$226,176,320
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $7,158,747, representing 3.2% of net assets.
c
A portion or all of the security is on loan at November 30, 2024.
d
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Emerging Markets Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Emerging Markets Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-
end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Emerging Markets Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended November
30, 2024, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2024, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.369% $13,057,834 $5,224,594 $(5,695,926) $— $— $12,586,502 12,586,502 $154,355
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.982% $— $133,455 $(133,455) $— $— $— — $65
Total Affiliated Securities ... $13,057,834 $5,358,049 $(5,829,381) $— $— $12,586,502 $154,420
2. Financial Instrument Valuation
(continued)

Templeton Emerging Markets Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 3,806,533 $ — $ — $ 3,806,533
Cambodia ............................ — 294,630 — 294,630
Chile ................................ 1,956,509 — — 1,956,509
China ............................... 14,457,209 36,944,032 — 51,401,241
Hong Kong ........................... — 4,712,530 — 4,712,530
Hungary ............................. — 2,504,273 — 2,504,273
India ................................ 546,107 29,301,164 — 29,847,271
Indonesia ............................ — 1,224,901 — 1,224,901
Italy ................................. — 444,677 — 444,677
Mexico .............................. 4,522,432 — — 4,522,432
Peru ................................ 986,540 — — 986,540
Philippines ............................ — 985,429 — 985,429
Russia ............................... — — —
a
—
South Africa ........................... 1,860,911 3,634,760 — 5,495,671
South Korea .......................... — 40,149,639 — 40,149,639
Taiwan ............................... — 43,320,082 — 43,320,082
Thailand ............................. — 6,862,925 — 6,862,925
United Arab Emirates .................... 666,183 1,283,480 — 1,949,663
United States .......................... 8,815,816 — — 8,815,816
Preferred Stocks ........................ 11,996,171 — — 11,996,171
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 12,586,502 — — 12,586,502
Total Investments in Securities ........... $62,200,913 $171,662,522
c
$— $233,863,435
a
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at November 30, 2024.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $171,662,522, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.